Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	22,874	2,705,766
Interactive Media & Services 0.3%
Bumble, Inc., Class A(a)	10,067	480,397
Eventbrite, Inc., Class A(a)	86,899	1,764,050
MediaAlpha, Inc.(a)	35,217	1,490,383
Total		3,734,830
Media 0.9%
Cardlytics, Inc.(a)	19,718	2,100,953
Emerald Holding, Inc.(a)	195,700	1,105,705
Entravision Communications Corp., Class A	62,400	291,408
Gray Television, Inc.	65,158	1,515,575
MDC Partners, Inc., Class A(a)	88,900	414,274
MSG Networks, Inc., Class A(a)	31,200	481,104
New York Times Co. (The), Class A	42,644	1,826,016
Nexstar Media Group, Inc., Class A	16,600	2,521,706
TEGNA, Inc.	148,510	2,879,609
Total		13,136,350
Total Communication Services		19,576,946
Consumer Discretionary 13.4%
Auto Components 2.6%
Adient PLC(a)	23,800	1,191,428
American Axle & Manufacturing Holdings, Inc.(a)	124,464	1,393,997
Cooper Tire & Rubber Co.	17,600	1,045,088
Dana, Inc.	183,912	4,989,532
Dorman Products, Inc.(a)	42,205	4,320,948
Fox Factory Holding Corp.(a)	89,342	13,890,894
Goodyear Tire & Rubber Co. (The)(a)	128,177	2,541,750
Modine Manufacturing Co.(a)	73,557	1,293,868
Motorcar Parts of America, Inc.(a)	35,000	817,950
Standard Motor Products, Inc.	17,731	798,249
Stoneridge, Inc.(a)	36,697	1,117,057
Tenneco, Inc.(a)	87,816	1,376,955
Total		34,777,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.2%
Winnebago Industries, Inc.	43,770	3,237,229
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.(a)	10,160	1,404,417
Graham Holdings Co., Class B	3,170	2,100,252
Grand Canyon Education, Inc.(a)	40,161	3,652,241
H&R Block, Inc.	44,500	1,104,490
Total		8,261,400
Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.(a)	92,674	5,967,279
Brinker International, Inc.(a)	8,500	522,325
Caesars Entertainment, Inc.(a)	29,553	3,175,470
Del Taco Restaurants, Inc.	60,079	610,403
Dine Brands Global, Inc.(a)	49,843	4,732,593
Golden Entertainment, Inc.(a)	39,109	1,667,608
Hilton Grand Vacations, Inc.(a)	25,800	1,179,834
International Game Technology PLC(a)	127,600	3,095,576
Jack in the Box, Inc.	6,600	749,760
Marriott Vacations Worldwide Corp.(a)	17,900	3,083,991
Penn National Gaming, Inc.(a)	12,978	1,063,807
Planet Fitness, Inc., Class A(a)	35,039	2,760,022
Red Rock Resorts, Inc., Class A(a)	31,000	1,387,250
Six Flags Entertainment Corp.(a)	50,836	2,309,479
Texas Roadhouse, Inc.	42,602	4,290,447
Travel + Leisure Co.	12,800	833,920
Total		37,429,764
Household Durables 2.3%
Century Communities, Inc.(a)	42,866	3,488,435
Ethan Allen Interiors, Inc.	36,800	1,062,416
Green Brick Partners, Inc.(a)	89,500	2,088,930
Helen of Troy Ltd.(a)	17,211	3,622,571
Hooker Furniture Corp.	19,600	702,660
KB Home	59,600	2,789,876
La-Z-Boy, Inc.	44,861	1,849,619
LGI Homes, Inc.(a)	5,300	958,293
M/I Homes, Inc.(a)	35,309	2,489,991
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	24,720	2,661,602
Sonos, Inc.(a)	69,170	2,559,290
Taylor Morrison Home Corp., Class A(a)	36,100	1,069,282
TopBuild Corp.(a)	2,800	554,540
Tri Pointe Homes, Inc.(a)	199,517	4,812,350
Universal Electronics, Inc.(a)	17,482	875,149
Total		31,585,004
Internet & Direct Marketing Retail 0.6%
Figs, Inc., Class A(a)	36,784	1,256,174
Magnite, Inc.(a)	19,300	573,210
PetMed Express, Inc.	7,900	228,310
RealReal, Inc. (The)(a)	86,803	1,516,448
Revolve Group, Inc.(a)	38,600	2,139,984
ThredUp, Inc., Class A(a)	83,495	1,969,647
Total		7,683,773
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	12,466	1,523,221
Multiline Retail 0.4%
Big Lots, Inc.	41,758	2,544,733
Dillard’s, Inc., Class A	2,700	356,157
Franchise Group, Inc.	14,900	550,406
Macy’s, Inc.(a)	111,100	2,030,908
Total		5,482,204
Specialty Retail 3.4%
Abercrombie & Fitch Co., Class A(a)	13,960	596,092
American Eagle Outfitters, Inc.	96,200	3,408,366
Asbury Automotive Group, Inc.(a)	4,800	951,792
Caleres, Inc.	63,276	1,586,962
Cato Corp. (The), Class A(a)	57,600	890,496
Children’s Place, Inc. (The)(a)	34,100	3,170,959
Floor & Decor Holdings, Inc.(a)	25,185	2,475,937
Foot Locker, Inc.	8,600	544,294
Genesco, Inc.(a)	89,625	4,929,375
Group 1 Automotive, Inc.	6,400	1,020,672
Hibbett Sports, Inc.(a)	37,924	3,214,438
Leslie’s, Inc.(a)	35,037	1,021,679
Lithia Motors, Inc., Class A	11,515	4,053,165
MarineMax, Inc.(a)	35,552	1,828,440
Common Stocks (continued)
Issuer	Shares	Value ($)
National Vision Holdings, Inc.(a)	81,469	4,046,565
ODP Corp. (The)(a)	18,130	793,006
OneWater Marine, Inc., Class A(a)	18,300	901,092
Penske Automotive Group, Inc.	6,700	573,453
Petco Health & Wellness Co., Inc.(a)	209,129	4,736,772
Rent-A-Center, Inc.	12,600	778,806
Sonic Automotive, Inc., Class A	20,000	964,600
Sportsman’s Warehouse Holdings, Inc.(a)	57,300	1,019,940
Tilly’s, Inc.(a)	20,200	275,932
Urban Outfitters, Inc.(a)	14,100	552,156
Zumiez, Inc.(a)	40,489	1,774,228
Total		46,109,217
Textiles, Apparel & Luxury Goods 0.4%
Carter’s, Inc.	11,810	1,207,454
Culp, Inc.	16,200	264,384
G-III Apparel Group Ltd.(a)	16,600	548,464
Movado Group, Inc.	54,842	1,520,769
Rocky Brands, Inc.	6,100	355,752
Vera Bradley, Inc.(a)	71,200	817,376
Total		4,714,199
Total Consumer Discretionary		180,803,727
Consumer Staples 2.4%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	41,500	1,858,785
Grocery Outlet Holding Corp.(a)	57,105	1,945,568
Ingles Markets, Inc., Class A	12,900	799,026
Natural Grocers by Vitamin Cottage, Inc.	43,900	526,361
Performance Food Group, Inc.(a)	82,487	4,135,073
Sprouts Farmers Market, Inc.(a)	19,600	521,360
The Chefs’ Warehouse(a)	54,700	1,682,572
United Natural Foods, Inc.(a)	93,200	3,537,872
Village Super Market, Inc., Class A	19,500	470,145
Weis Markets, Inc.	9,100	463,008
Total		15,939,770
Food Products 0.4%
B&G Foods, Inc.	24,500	749,700
Freshpet, Inc.(a)	30,031	5,310,081
Total		6,059,781

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
Central Garden & Pet Co.(a)	14,000	769,020
Central Garden & Pet Co., Class A(a)	43,831	2,211,274
Energizer Holdings, Inc.	5,800	267,032
Spectrum Brands Holdings, Inc.	14,416	1,281,438
WD-40 Co.	13,350	3,268,080
Total		7,796,844
Personal Products 0.2%
BellRing Brands, Inc., Class A(a)	47,500	1,362,300
Nu Skin Enterprises, Inc., Class A	9,500	571,520
Usana Health Sciences, Inc.(a)	7,100	750,754
Total		2,684,574
Total Consumer Staples		32,480,969
Energy 3.7%
Energy Equipment & Services 1.1%
Cactus, Inc., Class A	15,300	536,112
ChampionX Corp.(a)	30,600	810,900
Core Laboratories NV	8,700	363,660
Dril-Quip, Inc.(a)	15,600	523,068
Frank’s International NV(a)	274,800	923,328
Helix Energy Solutions Group, Inc.(a)	148,900	778,747
Helmerich & Payne, Inc.	67,100	1,895,575
Hoegh LNG Partners LP	19,500	325,260
Liberty Oilfield Services, Inc., Class A(a)	65,900	985,864
Matrix Service Co.(a)	55,147	601,102
NexTier Oilfield Solutions, Inc.(a)	231,417	983,522
Oceaneering International, Inc.(a)	72,473	1,034,190
Oil States International, Inc.(a)	34,100	219,263
ProPetro Holding Corp.(a)	196,910	1,957,285
Select Energy Services, Inc., Class A(a)	203,654	1,156,755
Solaris Oilfield Infrastructure, Inc., Class A	125,755	1,256,293
TechnipFMC PLC(a)	26,000	223,340
Total		14,574,264
Oil, Gas & Consumable Fuels 2.6%
Berry Corp.	123,200	783,552
Bonanza Creek Energy, Inc.(a)	29,300	1,258,728
Cimarex Energy Co.	52,500	3,556,875
CVR Energy, Inc.(a)	11,500	238,625
Common Stocks (continued)
Issuer	Shares	Value ($)
Devon Energy Corp.	101,900	2,706,464
Earthstone Energy, Inc., Class A(a)	102,200	982,142
Equitrans Midstream Corp.	129,500	1,067,080
Green Plains, Inc.(a)	9,300	296,577
HollyFrontier Corp.	13,900	451,333
Kosmos Energy Ltd.(a)	262,900	836,022
Matador Resources Co.	96,200	2,947,568
Murphy Oil Corp.	50,100	1,086,669
Northern Oil and Gas, Inc.(a)	67,700	1,232,817
Oasis Petroleum, Inc.	13,900	1,231,679
Ovintiv, Inc.	148,700	3,959,881
PDC Energy, Inc.(a)	65,377	2,760,217
Penn Virginia Corp.(a)	133,250	2,569,060
Range Resources Corp.(a)	97,600	1,323,456
Renewable Energy Group, Inc.(a)	18,832	1,150,070
REX American Resources Corp.(a)	7,300	701,019
SM Energy Co.	36,946	735,225
Whiting Petroleum Corp.(a)	26,700	1,222,593
World Fuel Services Corp.	73,972	2,273,160
Total		35,370,812
Total Energy		49,945,076
Financials 18.2%
Banks 10.7%
1st Source Corp.	25,701	1,271,428
Amalgamated Financial Corp.	20,200	328,654
Ameris Bancorp	61,500	3,378,810
Associated Banc-Corp.	128,264	2,948,789
Atlantic Union Bankshares Corp.	93,900	3,851,778
Bancorp, Inc. (The)(a)	229,086	5,553,045
BancorpSouth Bank	34,316	1,049,383
BankUnited, Inc.	22,500	1,075,275
Banner Corp.	32,581	1,906,966
Bar Harbor Bankshares	16,100	490,084
Berkshire Hills Bancorp, Inc.	43,300	1,201,575
BOK Financial Corp.	6,600	600,864
Brookline Bancorp, Inc.	48,900	824,454
Bryn Mawr Bank Corp.	9,400	449,320
Cadence BanCorp	118,294	2,647,420
Camden National Corp.	7,100	338,102

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	153,530	6,399,130
Central Pacific Financial Corp.	73,237	2,029,397
CIT Group, Inc.	19,700	1,043,706
Civista Bancshares, Inc.	12,500	296,750
CNB Financial Corp.	9,400	228,514
Community Bank System, Inc.	41,400	3,358,368
Community Trust Bancorp, Inc.	26,297	1,161,801
ConnectOne Bancorp, Inc.	28,500	789,165
CrossFirst Bankshares, Inc.(a)	36,800	541,328
Customers Bancorp, Inc.(a)	35,300	1,336,105
Dime Community Bancshares, Inc.	35,116	1,218,876
Eagle Bancorp, Inc.	18,800	1,074,232
Equity Bancshares, Inc., Class A(a)	22,900	752,494
FB Financial Corp.	17,068	714,296
Financial Institutions, Inc.	31,873	1,024,079
First BanCorp	88,000	1,125,520
First BanCorp	22,311	989,939
First Busey Corp.	23,300	624,207
First Business Financial Services, Inc.	13,400	367,294
First Commonwealth Financial Corp.	147,218	2,230,353
First Financial Bancorp	30,500	776,835
First Financial Bankshares, Inc.	63,665	3,205,533
First Financial Corp.	17,800	807,764
First Hawaiian, Inc.	36,300	1,022,208
First Internet Bancorp	17,000	576,640
First Merchants Corp.	45,040	2,087,154
First Midwest Bancorp, Inc.	36,500	763,945
First of Long Island Corp. (The)	25,800	580,500
Flushing Financial Corp.	47,400	1,107,738
FNB Corp.	59,900	803,259
Fulton Financial Corp.	58,254	1,009,542
Great Southern Bancorp, Inc.	19,320	1,091,387
Great Western Bancorp, Inc.	89,930	3,009,058
Hancock Whitney Corp.	116,322	5,759,102
Hanmi Financial Corp.	50,100	1,051,098
Heartland Financial U.S.A., Inc.	13,952	694,112
Hilltop Holdings, Inc.	63,385	2,354,753
HomeTrust Bancshares, Inc.	9,600	272,352
Hope Bancorp, Inc.	71,700	1,097,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Horizon Bancorp, Inc.	25,400	469,900
Independent Bank Corp.	31,900	2,603,359
Independent Bank Corp.	40,403	941,390
Independent Bank Group, Inc.	36,700	2,890,125
International Bancshares Corp.	56,394	2,616,682
Investors Bancorp, Inc.	52,400	779,712
Lakeland Bancorp, Inc.	68,312	1,298,611
Live Oak Bancshares, Inc.	12,200	739,076
Mercantile Bank Corp.	15,100	487,730
Metropolitan Bank Holding Corp.(a)	8,800	561,528
Midland States Bancorp, Inc.	34,700	966,742
MidWestOne Financial Group, Inc.	15,900	501,486
Northrim BanCorp, Inc.	8,200	357,110
OceanFirst Financial Corp.	32,100	709,731
Orrstown Financial Services, Inc.	11,300	285,212
Pacific Premier Bancorp, Inc.	62,894	2,891,237
PacWest Bancorp	26,800	1,210,556
Peapack-Gladstone Financial Corp.	41,763	1,387,367
Peoples Bancorp, Inc.	7,100	230,608
Pinnacle Financial Partners, Inc.	13,136	1,194,325
Popular, Inc.	54,600	4,455,906
Preferred Bank	28,799	1,966,684
Primis Financial Corp.	35,100	517,023
QCR Holdings, Inc.	9,786	467,869
RBB Bancorp	18,200	444,080
Renasant Corp.	64,500	2,852,190
Republic Bancorp, Inc.	7,900	366,955
S&T Bancorp, Inc.	31,100	1,055,223
Sandy Spring Bancorp, Inc.	87,312	4,056,516
Sierra Bancorp	12,300	340,956
Simmons First National Corp., Class A	11,400	347,700
Synovus Financial Corp.	21,300	1,046,256
Texas Capital Bancshares, Inc.(a)	14,800	1,019,424
Towne Bank	24,400	781,532
Trico Bancshares	16,720	801,724
TriState Capital Holdings, Inc.(a)	19,700	452,903
Triumph Bancorp, Inc.(a)	37,200	3,115,500
Trustmark Corp.	78,257	2,625,522
UMB Financial Corp.	39,500	3,820,045

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Umpqua Holdings Corp.	40,100	765,108
Univest Corporation of Pennsylvania	37,568	1,095,483
Valley National Bancorp	37,500	537,000
Washington Trust Bancorp, Inc.	11,000	604,890
Webster Financial Corp.	17,500	991,900
Wintrust Financial Corp.	39,377	3,166,698
Total		144,109,065
Capital Markets 2.4%
BrightSphere Investment Group, Inc.	36,700	817,309
Cowen, Inc.	122,059	4,800,581
Diamond Hill Investment Group, Inc.	3,200	561,312
Evercore, Inc., Class A	42,661	6,222,534
Federated Hermes, Inc., Class B	65,513	2,083,313
Focus Financial Partners, Inc., Class A(a)	95,344	4,832,987
Greenhill & Co., Inc.	44,334	771,855
Houlihan Lokey, Inc.	30,000	2,246,700
Lazard Ltd., Class A	23,700	1,118,166
Oppenheimer Holdings, Inc., Class A	15,868	792,924
Stifel Financial Corp.	72,721	5,038,111
StoneX Group, Inc.(a)	12,220	827,294
Victory Capital Holdings, Inc., Class A	28,400	852,568
Virtu Financial, Inc. Class A	27,101	825,225
Total		31,790,879
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	20,835	964,452
Navient Corp.	53,400	975,618
Nelnet, Inc., Class A	16,385	1,237,395
SLM Corp.	175,300	3,549,825
Total		6,727,290
Insurance 1.8%
Ambac Financial Group, Inc.(a)	53,100	801,279
American Equity Investment Life Holding Co.	25,700	783,850
AMERISAFE, Inc.	45,753	2,998,194
Argo Group International Holdings Ltd.	72,800	3,904,992
Axis Capital Holdings Ltd.	19,700	1,056,708
Brighthouse Financial, Inc.(a)	16,300	793,158
CNO Financial Group, Inc.	38,163	1,013,609
Employers Holdings, Inc.	58,268	2,458,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Enstar Group Ltd.(a)	4,100	1,040,949
Global Indemnity Group LLC	14,200	453,548
Hanover Insurance Group, Inc. (The)	7,500	1,046,175
Horace Mann Educators Corp.	26,604	1,060,701
James River Group Holdings Ltd.	15,800	551,736
Lemonade, Inc.(a)	6,957	629,400
National Western Life Group, Inc., Class A	3,500	857,570
ProAssurance Corp.	100,929	2,457,621
SiriusPoint Ltd.(a)	72,400	761,648
State Auto Financial Corp.	26,500	500,850
Stewart Information Services Corp.	19,500	1,176,825
Total		24,347,723
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Apollo Commercial Real Estate Finance, Inc.	20,900	327,085
Arlington Asset Investment Corp., Class A(a)	65,900	268,213
Blackstone Mortgage Trust, Inc.	76,200	2,440,686
Colony Credit Real Estate, Inc.	90,700	857,115
Granite Point Mortgage Trust, Inc.	29,400	422,772
Great Ajax Corp.	49,161	619,429
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49,600	2,440,816
MFA Financial, Inc.	74,900	327,313
Starwood Property Trust, Inc.	75,400	1,914,406
TPG RE Finance Trust, Inc.	23,700	309,048
Total		9,926,883
Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc.(a)	118,444	5,615,430
Bridgewater Bancshares, Inc.(a)	19,000	329,840
Essent Group Ltd.	11,300	540,592
Federal Agricultural Mortgage Corp.	8,000	811,680
FS Bancorp, Inc.	4,500	320,310
HomeStreet, Inc.	49,238	2,216,695
Luther Burbank Corp.	36,600	444,324
Meridian Bancorp, Inc.	13,400	295,470
MGIC Investment Corp.	175,500	2,583,360
NMI Holdings, Inc., Class A(a)	49,283	1,192,156
Northfield Bancorp, Inc.	32,600	551,918
Premier Financial Corp.	14,800	451,400
Provident Financial Services, Inc.	33,600	848,736

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	107,700	2,514,795
Southern Missouri Bancorp, Inc.	7,900	349,180
Territorial Bancorp, Inc.	9,600	250,752
TrustCo Bank Corp.	37,826	1,480,123
Washington Federal, Inc.	80,352	2,678,936
WSFS Financial Corp.	91,068	4,845,728
Total		28,321,425
Total Financials		245,223,265
Health Care 11.9%
Biotechnology 4.6%
ACADIA Pharmaceuticals, Inc.(a)	35,105	784,246
ADC Therapeutics SA(a)	60,935	1,319,243
Alector, Inc.(a)	53,148	946,034
Alkermes PLC(a)	41,525	941,372
Allogene Therapeutics, Inc.(a)	25,392	652,574
Amicus Therapeutics, Inc.(a)	189,085	1,750,927
Apellis Pharmaceuticals, Inc.(a)	17,200	968,016
Arcutis Biotherapeutics, Inc.(a)	19,300	508,555
Arena Pharmaceuticals, Inc.(a)	18,100	1,106,091
Arrowhead Pharmaceuticals, Inc.(a)	42,519	3,086,879
Atara Biotherapeutics, Inc.(a)	107,888	1,462,961
Avrobio, Inc.(a)	75,527	678,988
Biohaven Pharmaceutical Holding Co., Ltd.(a)	33,655	2,927,985
Blueprint Medicines Corp.(a)	29,266	2,673,449
BridgeBio Pharma, Inc.(a)	36,312	2,149,670
CareDx, Inc.(a)	12,650	1,017,060
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	166,186	2,187,008
FibroGen, Inc.(a)	41,196	875,415
G1 Therapeutics, Inc.(a)	50,032	1,086,695
Generation Bio Co.(a)	21,546	738,166
Halozyme Therapeutics, Inc.(a)	99,479	4,119,425
Heron Therapeutics, Inc.(a)	83,620	1,109,637
Intercept Pharmaceuticals, Inc.(a)	19,620	326,281
Iovance Biotherapeutics, Inc.(a)	18,000	334,260
Kronos Bio, Inc.(a)	38,034	928,410
Ligand Pharmaceuticals, Inc.(a)	21,123	2,486,177
Mirati Therapeutics, Inc.(a)	8,236	1,302,523
Natera, Inc.(a)	51,490	4,847,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Novavax, Inc.(a)	11,400	1,682,868
Olema Pharmaceuticals, Inc.(a)	17,800	497,688
Orchard Therapeutics PLC, ADR(a)	70,837	370,478
PMV Pharmaceuticals, Inc.(a)	28,072	965,677
REGENXBIO, Inc.(a)	46,435	1,637,762
Relay Therapeutics, Inc.(a)	38,129	1,224,704
Revolution Medicines, Inc.(a)	32,488	971,716
Rubius Therapeutics, Inc.(a)	51,206	1,250,963
Sage Therapeutics, Inc.(a)	16,589	1,154,594
Sana Biotechnology, Inc.(a)	33,949	711,911
Silverback Therapeutics, Inc.(a)	18,400	506,552
Twist Bioscience Corp.(a)	28,761	3,086,343
Vanda Pharmaceuticals, Inc.(a)	27,300	482,937
Vericel Corp.(a)	61,577	3,479,101
Total		61,338,610
Health Care Equipment & Supplies 3.6%
Angiodynamics, Inc.(a)	60,357	1,395,454
CONMED Corp.	32,050	4,412,964
Integer Holdings Corp.(a)	12,910	1,167,968
iRhythm Technologies, Inc.(a)	24,509	1,849,449
LeMaitre Vascular, Inc.	87,011	4,455,833
Merit Medical Systems, Inc.(a)	128,007	7,723,942
Mesa Laboratories, Inc.	23,109	5,686,201
Neogen Corp.(a)	78,509	7,247,166
Nevro Corp.(a)	21,221	3,198,005
NuVasive, Inc.(a)	50,569	3,448,806
Orthofix Medical, Inc.(a)	23,736	966,055
Outset Medical, Inc.(a)	30,401	1,467,456
Shockwave Medical, Inc.(a)	28,152	5,064,545
Total		48,083,844
Health Care Providers & Services 1.1%
1Life Healthcare, Inc.(a)	31,177	1,153,549
Acadia Healthcare Co., Inc.(a)	43,504	2,799,917
Accolade, Inc.(a)	35,877	1,811,430
Amedisys, Inc.(a)	11,996	3,099,406
Hanger, Inc.(a)	86,248	2,227,786
Mednax, Inc.(a)	19,500	623,610
National Research Corp., Class A	32,343	1,546,966

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
R1 RCM, Inc.(a)	81,200	1,879,780
Signify Health, Inc., Class A(a)	5,793	146,563
Total		15,289,007
Health Care Technology 1.4%
Computer Programs & Systems, Inc.	33,005	1,068,372
Evolent Health, Inc., Class A(a)	94,279	1,831,841
HealthStream, Inc.(a)	41,705	1,091,837
Omnicell, Inc.(a)	55,471	7,710,469
Simulations Plus, Inc.	61,044	3,221,902
Vocera Communications, Inc.(a)	135,646	4,573,983
Total		19,498,404
Life Sciences Tools & Services 0.8%
Berkeley Lights, Inc.(a)	16,976	738,456
Personalis, Inc.(a)	61,081	1,373,711
Repligen Corp.(a)	41,675	7,610,272
Seer, Inc.(a)	21,891	647,536
Total		10,369,975
Pharmaceuticals 0.4%
Arvinas, Inc.(a)	36,117	2,627,151
Revance Therapeutics, Inc.(a)	75,573	2,237,716
Taro Pharmaceutical Industries Ltd.(a)	13,700	972,974
Total		5,837,841
Total Health Care		160,417,681
Industrials 21.9%
Aerospace & Defense 1.5%
AAR Corp.(a)	26,500	1,106,375
Axon Enterprise, Inc.(a)	39,121	5,500,022
Mercury Systems, Inc.(a)	109,854	7,189,944
Moog, Inc., Class A	34,993	3,156,369
National Presto Industries, Inc.	7,300	740,366
Triumph Group, Inc.(a)	33,388	641,717
Vectrus, Inc.(a)	20,100	1,025,502
Total		19,360,295
Air Freight & Logistics 0.1%
Forward Air Corp.	5,100	494,139
HUB Group, Inc., Class A(a)	17,165	1,198,289
Total		1,692,428
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.4%
Allegiant Travel Co.(a)	4,800	1,063,008
Frontier Group Holdings, Inc.(a)	90,313	1,925,473
Skywest, Inc.(a)	48,600	2,382,858
Spirit Airlines, Inc.(a)	13,500	482,085
Total		5,853,424
Building Products 3.0%
AAON, Inc.	82,612	5,473,045
Advanced Drainage Systems, Inc.	43,777	4,965,187
Apogee Enterprises, Inc.	14,100	535,941
Armstrong Flooring, Inc.(a)	90,400	547,824
AZEK Co., Inc. (The)(a)	87,770	3,820,628
Griffon Corp.	12,300	323,367
Masonite International Corp.(a)	35,880	4,289,454
Quanex Building Products Corp.	48,932	1,303,059
Resideo Technologies, Inc.(a)	36,900	1,103,310
Simpson Manufacturing Co., Inc.	86,105	9,671,314
Trex Company, Inc.(a)	79,509	7,744,972
UFP Industries, Inc.	4,400	349,888
Total		40,127,989
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	10,800	538,812
ACCO Brands Corp.	111,900	1,019,409
ACV Auctions, Inc., Class A(a)	23,706	614,459
Casella Waste Systems, Inc., Class A(a)	133,681	9,014,110
Clean Harbors, Inc.(a)	20,506	1,909,109
Ennis, Inc.	33,400	700,064
Herman Miller, Inc.	11,500	549,700
Interface, Inc.	138,570	2,264,234
Kimball International, Inc., Class B	94,186	1,254,557
Knoll, Inc.	41,200	1,071,200
MSA Safety, Inc.	19,815	3,330,109
Steelcase, Inc., Class A	185,166	2,679,352
US Ecology, Inc.(a)	6,800	269,484
Total		25,214,599

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.2%
API Group Corp.(a)	104,000	2,199,600
Comfort Systems U.S.A., Inc.	10,300	853,870
Construction Partners, Inc., Class A(a)	201,299	6,483,841
EMCOR Group, Inc.	49,120	6,194,523
Fluor Corp.(a)	44,300	819,550
Great Lakes Dredge & Dock Corp.(a)	73,600	1,075,296
MasTec, Inc.(a)	39,900	4,641,567
MYR Group, Inc.(a)	25,688	2,235,883
Northwest Pipe Co.(a)	17,909	566,999
Primoris Services Corp.	89,277	2,838,116
Sterling Construction Co., Inc.(a)	20,300	456,750
Tutor Perini Corp.(a)	50,500	781,740
Valmont Industries, Inc.	4,000	992,000
Total		30,139,735
Electrical Equipment 1.3%
Acuity Brands, Inc.	3,500	650,125
Array Technologies, Inc.(a)	100,817	1,643,317
Atkor, Inc.(a)	3,600	277,920
AZZ, Inc.	19,600	1,048,404
Bloom Energy Corp., Class A(a)	161,121	3,894,295
Encore Wire Corp.	13,900	1,142,580
EnerSys	12,000	1,130,880
GrafTech International Ltd.	79,000	1,049,120
Powell Industries, Inc.	16,300	560,068
Preformed Line Products Co.	7,400	550,708
Regal Beloit Corp.	8,431	1,199,141
Shoals Technologies Group, Inc., Class A(a)	50,481	1,393,276
Thermon(a)	53,300	929,019
Vertiv Holdings Co.	93,704	2,325,733
Total		17,794,586
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	15,203	2,923,841
Machinery 4.7%
Altra Industrial Motion Corp.	43,900	2,883,791
Astec Industries, Inc.	18,538	1,270,409
Blue Bird Corp.(a)	31,900	834,504
Columbus McKinnon Corp.	27,533	1,395,923
Common Stocks (continued)
Issuer	Shares	Value ($)
Crane Co.	24,113	2,302,550
Douglas Dynamics, Inc.	110,685	4,853,537
EnPro Industries, Inc.	11,800	1,085,482
ESCO Technologies, Inc.	44,962	4,255,204
Evoqua Water Technologies Corp.(a)	47,600	1,481,312
Flowserve Corp.	13,400	568,026
Graco, Inc.	33,200	2,513,904
Graham Corp.	15,700	230,633
Greenbrier Companies, Inc. (The)	21,732	965,118
Helios Technologies, Inc.	64,955	4,615,053
Hillenbrand, Inc.	68,654	3,130,622
Hyster-Yale Materials Handling, Inc.	10,100	763,459
ITT, Inc.	45,121	4,236,862
John Bean Technologies Corp.	64,765	9,328,103
Kennametal, Inc.	13,900	521,389
Lydall, Inc.(a)	28,955	1,053,383
Meritor, Inc.(a)	39,800	1,034,800
Miller Industries, Inc.	23,409	979,667
Mueller Industries, Inc.	42,295	1,963,757
Mueller Water Products, Inc., Class A	39,400	570,118
Omega Flex, Inc.	23,801	3,499,937
RBC Bearings, Inc.(a)	31,977	6,260,777
TriMas Corp.(a)	7,900	256,118
Wabash National Corp.	61,500	980,925
Total		63,835,363
Marine 0.1%
Matson, Inc.	12,700	821,055
Professional Services 2.5%
BGSF, Inc.	20,800	246,896
CBIZ, Inc.(a)	16,000	531,360
Exponent, Inc.	78,216	7,135,646
FTI Consulting, Inc.(a)	3,500	481,425
GP Strategies Corp.(a)	24,300	429,867
Heidrick & Struggles International, Inc.	40,715	1,752,374
Huron Consulting Group, Inc.(a)	23,544	1,288,092
ICF International, Inc.	31,200	2,742,480
KBR, Inc.	114,700	4,672,878
Kelly Services, Inc., Class A(a)	30,300	777,801
Kforce, Inc.	59,500	3,731,245

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Korn/Ferry International	28,599	1,870,660
Mantech International Corp., Class A	31,931	2,778,316
Resources Connection, Inc.	57,500	838,350
Science Applications International Corp.	19,100	1,716,326
TrueBlue, Inc.(a)	111,477	3,024,371
Total		34,018,087
Road & Rail 1.1%
ArcBest Corp.	54,065	4,208,420
Ryder System, Inc.	15,288	1,250,405
Saia, Inc.(a)	22,861	5,261,688
Schneider National, Inc., Class B	55,660	1,363,113
Universal Logistics Holdings, Inc.	18,300	457,500
Werner Enterprises, Inc.	34,194	1,640,970
Total		14,182,096
Trading Companies & Distributors 2.9%
Applied Industrial Technologies, Inc.	56,791	5,563,246
Beacon Roofing Supply, Inc.(a)	38,300	2,169,312
DXP Enterprises, Inc.(a)	58,552	1,808,671
EVI Industries, Inc.(a)	36,580	1,099,961
H&E Equipment Services, Inc.	52,356	1,958,114
Herc Holdings Inc(a)	46,934	5,398,349
NOW, Inc.(a)	171,156	1,792,003
Rush Enterprises, Inc., Class A	70,379	3,364,116
SiteOne Landscape Supply, Inc.(a)	67,693	11,645,904
Triton International Ltd.	58,000	3,146,500
WESCO International, Inc.(a)	11,410	1,215,964
Total		39,162,140
Total Industrials		295,125,638
Information Technology 15.1%
Communications Equipment 0.3%
Casa Systems, Inc.(a)	24,300	210,924
Ciena Corp.(a)	31,826	1,682,641
Comtech Telecommunications Corp.	42,400	1,072,296
Digi International, Inc.(a)	43,524	825,215
NETGEAR, Inc.(a)	6,600	256,608
Total		4,047,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.9%
Avnet, Inc.	22,900	1,008,974
Belden, Inc.	21,300	1,077,780
ePlus, Inc.(a)	5,100	482,307
Fabrinet(a)	15,982	1,433,426
II-VI, Inc.(a)	54,974	3,703,598
Insight Enterprises, Inc.(a)	10,400	1,086,592
Itron, Inc.(a)	46,532	4,436,826
Kimball Electronics, Inc.(a)	23,400	523,692
Littelfuse, Inc.	13,504	3,527,785
Methode Electronics, Inc.	22,100	1,069,198
Novanta, Inc.(a)	49,569	6,888,604
PC Connection, Inc.	15,800	770,882
Plexus Corp.(a)	21,020	2,076,986
Rogers Corp.(a)	20,025	3,751,684
Sanmina Corp.(a)	49,013	2,063,937
Scansource, Inc.(a)	33,100	1,010,543
Vishay Intertechnology, Inc.	136,196	3,278,238
Vishay Precision Group, Inc.(a)	14,123	460,410
Total		38,651,462
IT Services 0.9%
BM Technologies, Inc.(a)	8,263	106,179
Cass Information Systems, Inc.	18,300	835,029
Computer Services, Inc.	27,520	1,645,146
CSG Systems International, Inc.	5,400	237,816
DigitalOcean Holdings, Inc.(a)	34,706	1,459,040
I3 Verticals, Inc.(a)	53,594	1,665,166
LiveRamp Holdings, Inc.(a)	33,391	1,677,564
MAXIMUS, Inc.	18,641	1,727,461
Repay Holdings Corp.(a)	87,280	1,982,129
Sykes Enterprises, Inc.(a)	18,700	783,904
Total		12,119,434
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.	115,329	2,433,442
Brooks Automation, Inc.	17,958	1,833,332
Cohu, Inc.(a)	45,000	1,674,900
Cree, Inc.(a)	31,862	3,186,519
Diodes, Inc.(a)	75,864	5,740,629

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Entegris, Inc.	34,974	4,002,774
Kulicke & Soffa Industries, Inc.	30,800	1,598,520
MagnaChip Semiconductor Corp.(a)	111,800	2,649,660
MKS Instruments, Inc.	23,840	4,487,403
NVE Corp.	6,600	461,076
Photronics, Inc.(a)	203,398	2,754,009
Semtech Corp.(a)	36,001	2,268,063
SMART Global Holdings, Inc.(a)	49,200	2,332,080
SolarEdge Technologies, Inc.(a)	11,168	2,881,456
Synaptics, Inc.(a)	17,800	2,248,674
Ultra Clean Holdings, Inc.(a)	88,738	4,998,611
Total		45,551,148
Software 7.5%
ACI Worldwide, Inc.(a)	134,539	5,147,462
Altair Engineering, Inc., Class A(a)	98,568	6,640,526
Anaplan, Inc.(a)	50,618	2,607,333
Bill.com Holdings, Inc.(a)	7,525	1,120,623
Blackline, Inc.(a)	92,187	9,584,682
Bottomline Technologies de, Inc.(a)	39,415	1,473,333
Cerence, Inc.(a)	11,100	1,055,943
CyberArk Software Ltd.(a)	13,880	1,756,375
Descartes Systems Group, Inc. (The)(a)	126,060	7,366,946
Digital Turbine, Inc.(a)	29,976	1,983,512
Duck Creek Technologies, Inc.(a)	60,672	2,385,016
Ebix, Inc.	16,900	463,060
Elastic NV(a)	22,913	2,708,546
Envestnet, Inc.(a)	45,049	3,242,177
Everbridge, Inc.(a)	24,674	2,899,195
Five9, Inc.(a)	20,525	3,634,977
Globant SA(a)	15,168	3,304,652
JFrog Ltd.(a)	34,189	1,427,391
Medallia, Inc.(a)	50,891	1,306,372
Model N, Inc.(a)	185,025	6,599,842
Paylocity Holding Corp.(a)	31,050	5,273,221
PROS Holdings, Inc.(a)	111,350	4,940,599
Q2 Holdings, Inc.(a)	52,904	5,022,177
Smartsheet, Inc., Class A(a)	45,210	2,671,007
SPS Commerce, Inc.(a)	73,700	6,917,482
Verint Systems, Inc.(a)	30,414	1,402,390
Common Stocks (continued)
Issuer	Shares	Value ($)
Vertex, Inc.(a)	217,612	4,180,327
Viant Technology, Inc., Class A(a)	28,115	820,677
Workiva, Inc.(a)	28,750	2,728,375
Xperi Holding Corp.	49,600	1,062,432
Total		101,726,650
Technology Hardware, Storage & Peripherals 0.1%
Diebold, Inc.(a)	32,200	435,988
Super Micro Computer, Inc.(a)	30,300	1,052,622
Total		1,488,610
Total Information Technology		203,584,988
Materials 4.1%
Chemicals 1.9%
American Vanguard Corp.	40,100	737,439
Balchem Corp.	40,811	5,346,241
Cabot Corp.	46,688	2,968,423
FutureFuel Corp.	17,600	180,752
Hawkins, Inc.	7,000	238,140
HB Fuller Co.	4,800	331,776
Koppers Holdings, Inc.(a)	42,820	1,484,570
Kraton Performance Polymers, Inc.(a)	56,700	1,924,965
Livent Corp.(a)	84,800	1,654,448
Orion Engineered Carbons SA(a)	211,796	4,286,751
PQ Group Holdings, Inc.	33,400	545,756
Tredegar Corp.	30,500	464,820
Trinseo SA	15,400	1,000,076
Tronox Holdings PLC, Class A	104,734	2,459,154
WR Grace & Co.	4,500	308,340
Zymergen, Inc.(a)	38,600	1,249,868
Total		25,181,519
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	88,600	3,085,052
U.S. Concrete, Inc.(a)	35,843	2,042,693
Total		5,127,745
Metals & Mining 1.2%
Alcoa Corp.(a)	57,900	2,296,893
Arconic Corp.(a)	79,400	2,871,898
Cleveland-Cliffs, Inc.(a)	115,100	2,315,812
Commercial Metals Co.	16,100	506,667

10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Haynes International, Inc.	15,210	529,308
Hecla Mining Co.	123,000	1,107,000
Kaiser Aluminum Corp.	9,047	1,170,591
Materion Corp.	29,000	2,286,650
Schnitzer Steel Industries, Inc., Class A	8,300	452,184
United States Steel Corp.	63,900	1,656,927
Warrior Met Coal, Inc.	31,800	581,940
Worthington Industries, Inc.	7,400	491,138
Total		16,267,008
Paper & Forest Products 0.6%
Boise Cascade Co.	77,268	5,098,915
Domtar Corp.(a)	18,700	1,014,101
Glatfelter Corp.	97,352	1,436,916
Mercer International, Inc.	41,300	612,892
Total		8,162,824
Total Materials		54,739,096
Real Estate 3.7%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexander’s, Inc.	2,700	732,132
American Assets Trust, Inc.	66,400	2,426,920
Centerspace	17,800	1,267,182
CubeSmart	36,852	1,613,749
EastGroup Properties, Inc.	6,564	1,037,637
First Industrial Realty Trust, Inc.	105,958	5,365,713
Healthcare Realty Trust, Inc.	42,346	1,284,778
Hudson Pacific Properties, Inc.	56,200	1,629,238
National Storage Affiliates Trust	31,494	1,451,873
Pebblebrook Hotel Trust	31,500	704,025
Piedmont Office Realty Trust, Inc.	38,265	707,520
PotlatchDeltic Corp.	28,048	1,688,490
PS Business Parks, Inc.	15,300	2,370,888
Sabra Health Care REIT, Inc.	121,846	2,128,650
Seritage Growth Properties, Class A(a)	34,500	582,360
SITE Centers Corp.	105,604	1,580,892
STAG Industrial, Inc.	68,569	2,448,599
Sunstone Hotel Investors, Inc.(a)	233,800	2,936,528
Tanger Factory Outlet Centers, Inc.	264,592	4,638,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Terreno Realty Corp.	27,359	1,740,579
UMH Properties, Inc.	58,830	1,247,784
Total		39,583,835
Real Estate Management & Development 0.8%
FirstService Corp.	50,750	8,241,293
Newmark Group, Inc., Class A	93,398	1,204,834
RE/MAX Holdings, Inc., Class A	6,600	231,066
RMR Group, Inc. (The), Class A	27,100	1,060,152
Total		10,737,345
Total Real Estate		50,321,180
Utilities 1.9%
Electric Utilities 0.7%
Allete, Inc.	14,500	998,905
Hawaiian Electric Industries, Inc.	23,200	998,760
Otter Tail Corp.	20,800	997,776
PNM Resources, Inc.	20,300	997,136
Portland General Electric Co.	104,609	5,014,955
Total		9,007,532
Gas Utilities 0.8%
New Jersey Resources Corp.	43,000	1,836,960
ONE Gas, Inc.	24,000	1,783,680
South Jersey Industries, Inc.	129,400	3,449,804
Southwest Gas Holdings, Inc.	27,780	1,833,758
Spire, Inc.	13,800	988,908
Star Group LP	42,400	443,080
Total		10,336,190
Independent Power and Renewable Electricity Producers 0.2%
Clearway Energy, Inc., Class C	73,729	1,978,149
Sunnova Energy International, Inc.(a)	48,000	1,401,600
Total		3,379,749
Multi-Utilities 0.2%
Avista Corp.	22,300	1,010,859
NorthWestern Corp.	15,285	968,305
Unitil Corp.	14,564	798,835
Total		2,777,999
Total Utilities		25,501,470
Total Common Stocks (Cost $904,299,633)		1,317,720,036

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
U.S. Small Cap 0.1%
iShares Russell 2000 Value ETF	5,100	854,403
Total Exchange-Traded Equity Funds (Cost $831,803)		854,403

Limited Partnerships 0.2%
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
BP Midstream Partners LP	23,500	332,290
Rattler Midstream LP	51,800	545,972
Shell Midstream Partners LP	38,300	553,052
Total		1,431,314
Total Energy		1,431,314
Financials 0.0%
Thrifts & Mortgage Finance 0.0%
America First Multifamily Investors LP	60,100	377,428
Total Financials		377,428
Materials 0.0%
Chemicals 0.0%
Westlake Chemical Partners LP	18,400	498,824
Total Materials		498,824
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	66,700	980,490
Total Utilities		980,490
Total Limited Partnerships (Cost $2,849,153)		3,288,056

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(e),(f)	27,075,867	27,073,160
Total Money Market Funds (Cost $27,073,183)		27,073,160
Total Investments in Securities (Cost: $935,053,772)		1,348,935,655
Other Assets & Liabilities, Net		(99,148)
Net Assets		1,348,836,507

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2021, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	0

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2021.
12	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	20,297,996	210,025,859	(203,250,652)	(43)	27,073,160	(869)	16,430	27,075,867
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2021	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT102_08_L01_(07/21)